Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2017
Subordinate voting shares
Related Party Transactions
Purchases for cancellation (in shares)	1,006,535	1,346,953
Subordinate voting shares | Prem Watsa
Related Party Transactions
Purchases for cancellation (in shares)		275,000
Key Management Team
Related Party Transactions
Salaries and other short-term employee benefits	$ 15.0	$ 17.3
Share-based payments	7.5	7.2
Related party compensation	22.5	24.5
Board of Directors
Related Party Transactions
Retainers and fees	1.4	1.8
Share-based payments	0.2	0.2
Related party compensation	$ 1.6	2.0
Non-insurance | Marval Guru Fund
Related Party Transactions
Investment in managed fund		$ 100.4	$ 50.0